Leases, Leasing activities by type of Right-of-use asset (Details)	12 Months Ended
Dec. 31, 2022 Asset Lease
Corporate Building [Member]
Leasing activities by type of right-of-use asset [Abstract]
No. of right-of-use assets leased | Asset	7
No. of leases with extension options	2
No. of leases with purchase option	0
No. of leases with variable payments linked to an index	7
No. of leases with termination options	0
Corporate Building [Member] | Minimum [Member]
Leasing activities by type of right-of-use asset [Abstract]
Range of remaining term (years)	1 year
Corporate Building [Member] | Maximum [Member]
Leasing activities by type of right-of-use asset [Abstract]
Range of remaining term (years)	10 years
Warehouse [Member]
Leasing activities by type of right-of-use asset [Abstract]
No. of right-of-use assets leased | Asset	2
No. of leases with extension options	1
No. of leases with purchase option	0
No. of leases with variable payments linked to an index	2
No. of leases with termination options	0
Warehouse [Member] | Minimum [Member]
Leasing activities by type of right-of-use asset [Abstract]
Range of remaining term (years)	3 years
Warehouse [Member] | Maximum [Member]
Leasing activities by type of right-of-use asset [Abstract]
Range of remaining term (years)	10 years
Courtyards [Member]
Leasing activities by type of right-of-use asset [Abstract]
No. of right-of-use assets leased | Asset	1
Range of remaining term (years)	1 year
No. of leases with extension options	0
No. of leases with purchase option	0
No. of leases with variable payments linked to an index	0
No. of leases with termination options	0
Cranes [Member]
Leasing activities by type of right-of-use asset [Abstract]
No. of right-of-use assets leased | Asset	1
Range of remaining term (years)	2 years
No. of leases with extension options	0
No. of leases with purchase option	0
No. of leases with variable payments linked to an index	0
No. of leases with termination options	0